Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Property and Equipment

Note 7 — Property and Equipment

Property and equipment consists of the following:

	June 30, 2011	December 31, 2010
Medical equipment	$1,257,182	$1,291,107
Office equipment	73,927	73,927
Manufacturing equipment	256,672	255,685
	1,587,781	1,620,719
Less accumulated depreciation	(473,714)	(295,723)
	$1,114,067	$1,324,996

For the six months ended June 30, 2011, we recorded depreciation expense of approximately $185,500 with $149,700 reported as cost of sales and $35,800 to general and administrative expenses. For the six months ended June 30, 2010, we recorded depreciation expense of approximately $68,600, with $46,400 reported as cost of sales and $22,200 to general and administrative expenses.

Note 11 — Property and Equipment

Property and equipment consisted of the following at December 31:

	2010	2009
Medical equipment	$1,291,107	$112,406
Office equipment	73,927	46,562
Manufacturing equipment	255,685	—
	1,620,719	158,968
Less accumulated depreciation	(295,723)	(74,345)
	$1,324,996	$84,623

Medical equipment, whose accumulated depreciation was approximately $225,000 and $42,000 at December 31, 2010 and 2009, respectively, primarily represents centrifuges that are leased or held for lease.

Depreciation expense was approximately $240,000 and $33,000 for the years ended December 31, 2010 and 2009, respectively. The net book value of property and equipment disposed during was $62,000 in 2010 and nominal in 2009.